Commitments and Contingencies - Maturity (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Contractual Obligation, Fiscal Year Maturity Schedule [Abstract]
April 1 through December 31, 2024	$ 148,817
2025	162,250	$ 182,917
2026	46,000	162,250
2027	46,000	46,000
2028	46,000	46,000
Total	449,067	483,167
Research and Development Arrangement [Member]
Contractual Obligation, Fiscal Year Maturity Schedule [Abstract]
April 1 through December 31, 2024	46,000
2025	46,000	46,000
2026	46,000	46,000
2027	46,000	46,000
2028	46,000	46,000
Total	230,000	230,000
Lease Agreements [Member]
Contractual Obligation, Fiscal Year Maturity Schedule [Abstract]
April 1 through December 31, 2024	102,817
2025	116,250	136,917
2026		116,250
Total	$ 219,067	$ 253,167